Financial Risk Management (Tables)	3 Months Ended
Sep. 30, 2021
Disclosure Of Financial Risk Management [Abstract]
Summary of Borrowings of Interest Rate Changes

The exposure of the Group’s borrowing to interest rate changes are as follows:

	As of		As of
	September 30, 2021		June 30, 2021
(in U.S. dollars, in thousands, except percent data)	Total	% of total borrowings	Total	% of total borrowings
Financial liabilities
Current borrowings
Variable rate borrowings - Hercules	53,395	54%	52,864	55%
Non-current borrowings
Variable rate borrowings - Hercules	—	0%	—	0%
	53,395	54%	52,864	55%

Schedule of Borrowings which Expose Interest Rate Risk Together with the Maximum and Minimum Interest Rates Being Earned	The effect on profit is shown if interest rates change by 5%, in either direction, is as follows:

	As of			As of
	September 30, 2021			June 30, 2021
(in U.S. dollars, in thousands, except percent data)	Low	High	USD	Low	High	USD
Borrowings - USD	9.70%	9.70%	53,395(1)	9.70%	9.70%	52,864(1)
Rate increase by 5%	10.19%	10.19%	243	10.19%	10.19%	243
Rate decrease by 5%	9.22%	9.22%	(243)	9.22%	9.22%	(243)

(1)	Effect on profit/loss of interest rate changes is based on the loan principal amount of $50.0 million as of September 30, 2021, and June 30, 2021.

Schedule of Deposits Held which Derive Interest Revenue with Maximum and Minimum Interest Rates Being Earned

The deposits held which derive interest revenue are described in the table below, together with the maximum and minimum interest rates being earned as of September 30, 2021 and June 30, 2021. The effect on profit is shown if interest rates change by 10%, in either direction, is as follows:

	As of			As of
	September 30, 2021			June 30, 2021
(in U.S. dollars, in thousands, except percent data)	Low	High	USD	Low	High	USD
Funds invested - USD	0.00%(1)	0.00%(1)	88,133	0.00%(1)	0.00%(1)	107,564
Rate increase by 10%	0.03%(1)	0.03%(1)	26	0.03%(1)	0.03%(1)	32
Rate decrease by 10%	0.03%(1)	0.03%(1)	(26)	0.03%(1)	0.03%(1)	(32)

AUD	Low	High	AUD	Low	High	AUD
Funds invested - AUD	0.20%	0.20%	600	0.24%	0.24%	600
Rate increase by 10%	0.22%	0.22%	0	0.26%	0.26%	0
Rate decrease by 10%	0.18%	0.18%	(0)	0.22%	0.22%	(0)

(1)	The interest rate reduced to 0% for the period ended September 30, 2021. The sensitivity assumes the interest rate to increase or decrease by 0.03%, which is consistent with prior periods.

Summary of Borrowing to Price Rate Changes

The exposure of the Group’s borrowing to price rate changes are as follows:

	As of		As of
	September 30, 2021		June 30, 2021
(in U.S. dollars, in thousands, except percent data)	Total	% of total borrowings	Total	% of total borrowings
Financial liabilities
Current borrowings
Borrowings - NovaQuest	452	0%	336	0%
Non-current borrowings
Borrowings - NovaQuest	42,651	46%	41,045	45%
	43,103	46%	41,381	45%

Schedule of Maturity Profile of Anticipated Future Contractual Cash Flows Carrying Value

As of September 30, 2021, the maturity profile of the anticipated future contractual cash flows on an undiscounted basis, and which therefore differs from the carrying value, is as follows:

(in U.S. dollars, in thousands)	Within 1 year	Between 1-2 years	Between 2-5 years	Over 5 years	Total contractual cash flows	Carrying amount
Borrowings(1)(2)	(56,866)	(5,511)	(80,004)	—	(142,381)	(96,495)
Trade payables	(16,263)	—	—	—	(16,263)	(16,263)
Lease liabilities	(3,698)	(3,341)	(4,884)	—	(11,924)	(10,698)
Contingent consideration(3)	(1,026)	(1,805)	(10,768)	—	(13,598)	(6,584)
	(77,853)	(10,657)	(95,656)	—	(184,166)	(130,040)

(1)

Contractual cash flows include payments of principal, interest and other charges. Interest is calculated based on debt held at September 30, 2021 without taking into account drawdowns of further tranches.

(2)

In relation to the contractual maturities of the NovaQuest borrowings, there is variability in the maturity profile of the anticipated future contractual cash flows given the timing and amount of payments are calculated based on our estimated net sales of remestemcel-L for the treatment of pediatric SR-aGVHD.

(3)

In relation to the contractual maturities of the royalty payments related to contingent consideration, there is variability in the maturity profile of the anticipated future contractual cash flows given the timing and amount of payments are calculated based on our estimated net sales of remestemcel-L for the treatment of children and adults with aGVHD. The carrying amount reflects the discounted and probability adjusted contractual balance. Product royalties will be payable in cash which will be funded from royalties received from net sales. With respect to future milestone payments, contingent consideration will be payable in cash or shares at our discretion. The carrying amount reflects the discounted and probability adjusted contractual balance related to royalty payments.